CASH TRUST SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 29, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: CASH TRUST SERIES, INC. (the “Registrant”)

Federated Government Cash Series

Federated Municipal Cash Series

Federated Prime Cash Series

Federated Treasury Cash Series

1933 Act File No. 33-29838

1940 Act File No. 811-5843

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2015 that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 40 on July 27, 2015.

If you have any questions regarding this certification, please contact me at (724) 720-8533.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Assistant Secretary